Segments, Customers And Geographic Information (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments	1
Revenues	$ 361,772	$ 446,651	$ 445,269
Long-loved assets	35,245	33,642	30,465
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	35,584	40,496	46,442
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	62,914	97,133	101,324
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	73,735	58,212	57,701
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	40,731	70,704	90,461
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	26,646	54,358	44,608
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	122,162	125,748	104,733
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-loved assets	30,759	27,837	22,502
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-loved assets	$ 4,486	$ 5,805	$ 7,963